ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199 WWW.ROPESGRAY.COM

May 3, 2013

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-1090

Re:	Premier Multi-Series VIT (the “Trust”)
(Registration Nos. 333-182079 and 811-22712)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the undersigned has been authorized by the Trust to submit this filing in lieu of a filing under Rule 497(c) under the Securities Act, and to certify that:

1. the definitive form of Prospectus and definitive form of Statement of Additional Information, each dated May 1, 2013, for NFJ Dividend Value Portfolio, the sole series of the Trust, do not differ from those contained in the Trust’s most recent amendment to its registration statement on file with the Commission; and

2. the text of the Trust’s most recent amendment to its registration statement was filed electronically with the Commission on April 30, 2013 pursuant to Rule 485(b) under the Securities Act.

Please contact me at (617) 951-7239 with any questions or comments regarding this matter.

Kind regards,

/s/ Maureen A. Meredith

Maureen A. Meredith, Esq.

cc:	Thomas J. Fuccillo, Esq.
Wayne Miao, Esq.
David C. Sullivan, Esq.
George B. Raine, Esq.
Timothy F. Cormier, Esq.